Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases its Florida office and warehouse facilities under a twenty-four month lease agreement with an initial term through April 30, 2013 that the Company extended in March 2015 when it exercised the second of three successive one-year renewal options. The lease provides for annual rental payments of $144,000 per annum (including 45 days of total rent abatement) during the initial twenty-four month term and annual rental payments of $151,200, $158,760 and $174,636 during each of the three one-year renewal options. In October 2013, the Company amended the master lease to include an additional approximately 2,200 square feet for an additional annual rental payment of $18,000 subject to the same renewal options and other terms and conditions set forth in the master lease. During the year ended December 31, 2014, the Company entered into nine (9) real estate leases for eight (8) new retail kiosks and one (1) new retail store. The kiosks opened during the fourth quarter of 2014 and the store is scheduled to open during 2015. The kiosks are located in malls in Florida, Maryland, New Jersey and Texas. The retail store is located in Ft. Lauderdale, FL. Under these leases, the initial lease terms range from one to five years, the Company is required to pay base and percentage rents and the Company is required to pay for common area and maintenance charges and utilities. In addition through the merger which occurred on March 4, 2015 the Company acquired additional lease commitments which included one (1) Florida office space and ten (10) new retail stores. Future minimum lease payments under non-cancelable operating that have initial or remaining terms in excess of one year at March 31, 2015 are due as follows:

The remaining minimum annual rents for the years ending December 31 are:

2015	$630,256
2016	539,990
2017	429,628
2018	201,853
2019	153,386
2020	18,961
Total	$1,974,074

Rent expense for the three months ended March 31, 2015 and 2014 was $215,087 and $44,838, respectively, and is included in selling, general and administrative expenses in the accompanying condensed consolidated statement of operations.

Resignation of Chief Financial Officer

On March 27, 2015, Harlan Press notified the Company of his intention to resign from the Company, effective April 10, 2015. Mr. Press previously served as Chief Financial Officer of the Company. In connection with the Company’s previously disclosed merger with Vaporin, Inc. in March 2015, Mr. Press was appointed Vice-President of Finance of the Company. Mr. Press received severance compensation and accrued vacation in accordance with his employment agreement in the total amount of $159,810, which is divided into equal weekly payments that end on January 29, 2016 and has been included in accrued liabilities as of March 31, 2015.

Legal Proceedings

From time to time the Company may be involved in various claims and legal actions arising in the ordinary course of our business. There were no pending material claims or legal matters as of the date of this report other than two of the three following matters.

On June 22, 2012, Ruyan Investment (Holdings) Limited (“Ruyan”) filed a lawsuit against the Company alleging infringement of U.S. Patent No. 8,156,944 (the ‘944 Patent). Ruyan also filed separate cases for patent infringement against nine other defendants asserting infringement of the 944 Patent. Ruyan’s lawsuit against the Company known as Ruyan Investment (Holdings) Limited vs. Vapor Corp. CV-12-5466 is pending in the United States District Court for the Central District of California. All of these lawsuits have been consolidated for discovery and pre-trial purposes. The Company intends to vigorously defend against this lawsuit.

On February 25, 2013, Ruyan’s second patent infringement lawsuit against the Company as well as all of the other consolidated lawsuits were stayed as a result of the Court granting a stay in one of the consolidated lawsuits. The Court granted the motion to stay Ruyan’s separate lawsuits against the Company and the other defendants based on the filing of a request for inter partes reexamination of the ‘944 Patent at the United States Patent and Trademark Office.

All reexamination proceedings of the ‘944 Patent have been stayed by the United States Patent and Trademark Office Patent Trial and Appeal Board pending its approval of one or more of them.

On March 5, 2014, Fontem Ventures, B.V. and Fontem Holdings 1 B.V. (the successors to Ruyan) filed a complaint against the Company alleging infringement of U.S. Patent No. 8,365,742, entitled “Aerosol Electronic Cigarette”, U.S. Patent No. 8,375,957, entitled “Electronic Cigarette”, U.S. Patent No. 8,393,331, entitled “Aerosol Electronic Cigarette” and U.S. Patent No. 8,490,628, entitled “Electronic Atomization Cigarette. On April 8, 2014, plaintiffs amended their complaint to add U.S. Patent No. 8,689,805, entitled “Electronic Cigarette.” The products accused of infringement by the plaintiff are various Krave, Fifty-one and Hookah Stix products and parts. Eight other companies were also sued in separate lawsuits alleging infringement of one or more of the patents listed above. The Company filed its Answer and Counterclaims on May 1, 2014. The Company intends to vigorously defend against this lawsuit.

On October 21, 2014, Fontem Ventures B.V. and Fontem Holdings 1 B.V. filed a complaint against the Company in the U.S. District Court for the Central District of California, captioned Fontem Ventures B.V., et al. v. Vapor Corp., No. 14-cv-8155. The complaint alleges infringement of United States Patent No. 8,863,752, entitled “Electronic Cigarette”. The products accused of infringement by plaintiffs are various Krave and Fifty-One products and parts On January 15, 2015, the Company filed its Answer and Counterclaims. The Company will vigorously defend itself against such allegations.

On December 2, 2014, Fontem Ventures B.V. and Fontem Holdings 1 B.V. filed a complaint against the Company in the U.S. District Court for the Central District of California, captioned Fontem Ventures B.V., et al. v. Vapor Corp., No. 14-cv-09267. The Complaint alleges infringement by the plaintiffs against the Company relating to various Krave, Vapor X and Fifty-One products and parts. Fontem amended its compliant on December 16, 2014, to allege infringement of United States Patent No. 8,910,641, entitled “Electronic Cigarette” against the same products. On January 15, 2015, the Company filed its Answer and Counterclaims. The Company will vigorously defend itself against such allegations.

All of the above referenced cases filed by Fontem have been consolidated and are currently scheduled for trial in November 2015. The parties are currently in active fact discovery and claim construction.

On June 22, 2015, the Center for Environment Health, as plaintiff, filed suit against a number of defendants including Vapor Corp., its wholly-owned subsidiary, the Vape Store, Inc., Vaporin and another wholly-owned subsidiary, Vaporin Florida, Inc. The lawsuit was filed in the Superior Court of the State of California, County of Alameda. The suit seeks relief under California Proposition 65 which makes it unlawful for businesses to knowingly and intentionally expose individuals in California to chemicals known to cause birth defects or other harm without providing clear and reasonable warnings. All of the defendants are alleged to have sold products containing significant quantities of nicotine in violation of Proposition 65. The plaintiff is seeking a civil penalty against these defendants in the amount of $2,500 per day for each violation of Proposition 65, together with attorneys’ fees and costs. The Company and its subsidiaries are in the process of hiring counsel and intend to defend the allegations. The Company believes that all of the products sold by Vapor Corp. have always contained an appropriate warning. The Vape Store, Inc., operates vape stores located only in the State of Florida and has not, to the best of its knowledge, sold any products into the State of California.

Purchase Commitments

At March 31, 2015 and December 31, 2014, the Company has vendor deposits of $298,320 and $319,563, respectively, and vendor deposits are included as a component of prepaid expenses and vendor deposits on the condensed consolidated balance sheets included herewith.

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Note 11. COMMITMENTS AND CONTINGENCIES

Employment Agreements

On February 19, 2013, the Company entered into an employment agreement with Mr. Jeffrey Holman pursuant to which Mr. Holman will be employed as President of the Company for a term that shall begin on February 19, 2013, and, unless sooner terminated as provided therein, shall end on December 31, 2015; provided that such term of employment shall automatically extend for successive one-year periods unless either party gives at least six months’ advance written notice of its intention not to extend the term of employment. Mr. Holman will receive a base salary of $182,000 for the first two years of the employment agreement. Mr. Holman shall be eligible to participate in the Company’s annual performance based bonus program, as the same may be established from time to time by the Company’s Board of Directors in consultation with Mr. Holman for executive officers of the Company.

Resignation of Chief Executive Officer and Appointment of New Chief Executive Officer

Effective April 25, 2014, Kevin Frija resigned as the Company’s Chief Executive Officer and the Company’s Board of Directors appointed the Company’s President and incumbent member of the Board, Jeffrey Holman, as the Company’s new Chief Executive Officer. In connection with Mr. Frija’s resignation as Chief Executive Officer, the Board approved severance payments to Mr. Frija in an aggregate amount equal to one year of base salary at the rate of $159,000 per annum payable in installments in accordance with the Company’s normal payroll schedule conditioned upon his execution and delivery of a general release to the Company, which has become irrevocable in accordance with its terms and applicable law, and his compliance with the non-solicitation, confidentiality and non-competition covenants of his Employment Agreement dated February 27, 2012 with the Company until April 24, 2015 in certain respects and indefinitely in other respects. During the year ended December 31, 2014 the Company accrued severance expense in the amount of $167,003, which is included as part of the selling, general and administrative expenses in accompanying consolidated statements of operations in connection with Mr. Frija’s resignation. During the year ended December 31, 2014 $89,925 was paid and $77,028 is included in accrued expenses in accompanying consolidated balance sheets.

Termination of Asset Purchase Agreement With International Vapor Group, Inc.

On May 14, 2014, the Company and the Company’s wholly-owned subsidiary IVGI Acquisition, Inc., a Delaware corporation (the “Buyer”) entered into the Asset Purchase Agreement with International Vapor Group, Inc. (“IVG”) pursuant to which the Company was to purchase the business of IVG by acquiring substantially all of the assets and assuming certain of the liabilities of IVG in an asset purchase transaction. On July 25, 2014, the Company, the Buyer and the Owners David Epstein, David Herrera and Nicolas Molina, in their capacities as the representatives of the Sellers and Owners, entered into a First Amendment to Asset Purchase Agreement (the “First Amendment”). In connection with the First Amendment, the Company entered into a Secured Promissory Note whereby it loaned IVG $500,000 for working capital purposes. The secured promissory note accrued interest at a rate of 8% per year and was due at the earlier of (a) six months after the date of the termination of the Asset Purchase Agreement or the date the asset purchase closed. During the year ended December 31, 2014, the Company recognized interest income of $17,095 relating to this loan receivable.

On August 26, 2014, the Company, the Buyer, and the Sellers and David Epstein, David Herrera and Nicolas Molina, in their capacities as the representatives of the Sellers and the owners of International Vapor Group, Inc., entered into a Termination Letter, pursuant to which the parties mutually terminated their previously announced Asset Purchase Agreement entered into on May 14, 2014 and amended on July 25, 2014. The Company and the Sellers mutually terminated the Asset Purchase Agreement because the parties could not agree upon certain operational and financial matters pertaining to the post-closing integration of the Sellers’ business operations. There are no current disputes or disagreements between the Company and the Sellers and neither party is liable for any breakup fees or reimbursement of costs to the other party as a result of the termination of the Asset Purchase Agreement.

On January 12, 2015, the Company entered into an agreement with IVG whereby the Company agreed to reduce the principal amount of the loan receivable by $50,000 if IVG were to remit payment of all principal and interest accrued on the loan receivable within one day. The Company included the write-down of the loan receivable in selling, general and administrative expenses on the consolidated statement of operations for the year ended December 31, 2014. On January 13, 2015, IVG paid the Company in full.

Lease Commitments

The Company leases its Florida office and warehouse facilities under a twenty-four month lease agreement with an initial term through April 30, 2013 that the Company extended in March 2014 when it exercised the second of three successive one-year renewal options. The lease provides for annual rental payments of $144,000 per annum (including 45 days of total rent abatement) during the initial twenty-four month term and annual rental payments of $151,200, $158,760 and $174,636 during each of the three one-year renewal options. In October 2013, the Company amended the master lease to include an additional approximately 2,200 square feet for an additional annual rental payment of $18,000 subject to the same renewal options and other terms and conditions set forth in the master lease.

During the year ended December 31, 2014, the Company entered into nine (9) real estate leases for eight (8) new retail kiosks and one (1) new retail store. The kiosks opened during the fourth quarter of 2014 and the store is scheduled to open during 2015. The kiosks are located in malls in Florida, Maryland, New Jersey and Texas. The retail store is located in Ft. Lauderdale, FL. Under these leases, the initial lease terms range from one to five years, the Company is required to pay base and percentage rents and the Company is required to pay for common area and maintenance charges and utilities.

Future minimum lease payments under non-cancelable operating that have initial or remaining terms in excess of one year at December 31, 2014 are due as follows:

Operating Leases
2015	$572,798
2016	307,488
2017	300,279
2018	253,841
2019	203,964
Total	$1,638,370

Rent expense for the years ended December 31, 2014 and 2013 was $307,110 and $162,498, respectively.

Legal Proceedings

From time to time the Company may be involved in various claims and legal actions arising in the ordinary course of our business.

On May 15, 2011, the Company became aware that Ruyan Investment (Holdings) Limited (“Ruyan”) had named the Company, along with three other sellers of electronic cigarettes in a lawsuit filed in the U.S. District Court for the Central District of California alleging infringement of U.S. Patent No. 7,832,410, entitled “Electronic Atomization Cigarette” against the Company’s Fifty-One Trio products. In that lawsuit, which was initially filed on January 12, 2011, Ruyan was unsuccessful in bringing suit against the Company due to procedural rules of the court. Subsequent thereto, on July 29, 2011, Ruyan filed a new lawsuit in which it named the Company, along with seven other sellers of electronic cigarettes, alleging infringement of the same patent. On March 1, 2013, the Company and Ruyan settled this multi-defendant federal patent infringement lawsuit as to them pursuant to a settlement agreement by and between them. Under the terms of the settlement agreement:

●	The Company acknowledged the validity of Ruyan’s U.S. Patent No. 7,832,410 for “Electronic Atomization Cigarette” (the “410 Patent”), which had been the subject of Ruyan’s patent infringement claim against the Company;

●	The Company paid Ruyan a lump sum payment of $12,000 for the Company’s previous sales of electronic cigarettes based on the 410 Patent; and

●	On March 1, 2013, in conjunction with releasing one another (including their respective predecessors, successors, officers, directors and employees, among others) from claims related to the 410 Patent, the Company and Ruyan filed a Stipulated Judgment and Permanent Injunction with the above Court dismissing with prejudice all claims which have been or could have been asserted by them in the lawsuit.

On June 22, 2012, Ruyan filed a second lawsuit against the Company alleging infringement of U.S. Patent No. 8,156,944, entitled “Aerosol Electronic Cigarette” (the “944 Patent”). Ruyan also filed separate cases for patent infringement against nine other defendants asserting infringement of the ‘944 Patent. Ruyan’s second lawsuit against the Company known as Ruyan Investment (Holdings) Limited v. Vapor Corp., No. 12-cv-5466, is pending in the United States District Court for the Central District of California. All of these lawsuits have been consolidated for discovery and pre-trial purposes. The Company intends to vigorously defend against this lawsuit.

On February 25, 2013, Ruyan’s second patent infringement lawsuit against the Company as well as all of the other consolidated lawsuits were stayed as a result of the Court granting a stay in one of the consolidated lawsuits. The Court granted the motion to stay Ruyan’s separate lawsuits against the Company and the other defendants based on the filing of a request for inter partes reexamination of the 944 Patent at the U.S. Patent and Trademark Office. As a result of the stay, all of the consolidated lawsuits involving the 944 Patent have been stayed until the reexamination is completed. As a condition to granting the stay of all the lawsuits, the Court required any other defendant who desires to seek reexamination of the 944 Patent and potentially seek another stay (or an extension of the existing stay) based on any such reexamination to seek such reexamination no later than July 1, 2013. Two other defendants sought reexamination of the 944 Patent before expiration of such Court-imposed deadline of July 1, 2013. All reexamination proceedings of the 944 Patent have been stayed by the United States Patent and Trademark Office Patent Trial and Appeal Board pending its approval of one or more of them. On December 24, 2014, the Patent Trial and Appeal Board issued its ruling that all of the challenged claims in the reexamination proceedings of the ‘944 patent were invalid except for one claim. To the extent claim 11 is asserted against the Company, the Company will vigorously defend itself against such allegations. Currently, the case remains stayed.

On March 5, 2014, Fontem Ventures, B.V. and Fontem Holdings 1 B.V. (the successors to Ruyan) filed a complaint against the Company in the U.S. District Court for the Central District of California, captioned Fontem Ventures B.V., et al. v. Vapor Corp., No. 14-cv-1650. The complaint alleges infringement of U.S. Patent No. 8,365,742, entitled “Aerosol Electronic Cigarette”, U.S. Patent No. 8,375,957, entitled “Electronic Cigarette” (the “957 Patent”), U.S. Patent No. 8,393,331, entitled “Aerosol Electronic Cigarette” (the “331 Patent”) and U.S. Patent No. 8,490,628, entitled “Electronic Atomization Cigarette” (the “628 Patent”). On April 8, 2014, plaintiffs amended their complaint to add U.S. Patent No. 8,689,805, entitled “Electronic Cigarette” (the “805 Patent”). The products accused of infringement by plaintiffs are various Krave, Fifty-One and Hookah Stix products and parts. Nine other companies were also sued in separate lawsuits alleging infringement of one or more of the patents listed above. The Company filed its Answer and Counterclaims on May 1, 2014 and believes the claims are without merit. Other defendants have filed petitions for inter partes reexamination of the 331, 628 and 805 Patents at the U.S. Patent and Trademark Office, which petitions are pending.

On October 21, 2014, Fontem Ventures B.V. and Fontem Holdings 1 B.V. filed a complaint against the Company in the U.S. District Court for the Central District of California, captioned Fontem Ventures B.V., et al. v. Vapor Corp., No. 14-cv-8155. The complaint alleges infringement of United States Patent No. 8,863,752, entitled “Electronic Cigarette”. The products accused of infringement by plaintiffs are various Krave and Fifty-One products and parts. On January 15, 2015, the Company filed its Answer and Counterclaims. The Company will vigorously defend itself against such allegations.

On December 2, 2014, Fontem Ventures B.V. and Fontem Holdings 1 B.V. filed a complaint against the Company in the U.S. District Court for the Central District of California, captioned Fontem Ventures B.V., et al. v. Vapor Corp., No. 14-cv-09267. The Compliant alleges infringement by plaintiffs are various Krave, Vapor X and Fifty-One products and parts. Fontem amended its compliant on December 16, 2014, to allege infringement of United States Patent No. 8,910,641, entitled “Electronic Cigarette” against the same products. On January 15, 2015, the Company filed its Answer and Counterclaims. The Company will vigorously defend itself against such allegations.

All of the above referenced cases filed by Fontem have been consolidated and are currently scheduled for trail in November 2014. The parties are currently in active fact discovery and claim construction.

Purchase Commitments

At December 31, 2014 and 2013, the Company has vendor deposits of $319,563 and $782,363, respectively, and vendor deposits are included as a component of prepaid expenses and vendor deposits on the consolidated balance sheets included herewith.